Schedule H; Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Retirement Savings Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H; Line 4i - Schedule of Assets (Held at End of Year)
Schedule H; Line 4i - Schedule of Assets (Held at End of Year)
EIN: 74-1563240 Plan#: 004

December 31, 2025

		(c)
	(b)	Description of Investment,	(d)
	Identity of Issue, Borrower,	Including Maturity Date, Rate of Interest, Collateral,	Number of shares or		(e) Current
(a)	Lessor, or Similar Party	Par, or Maturity Value	units held		Value
*	Southwest Airlines Co.	Common Stock	6,875,925	units	$582,676,679
	Morgan Stanley	Institutional Liquidity Government Fund	13,741,083	units	13,741,083
	Dodge and Cox	Stock Fund	130,041,732	units	2,157,392,326
	Vanguard	Vanguard Short-term Inflation Protected Index Fund	3,525,602	units	87,505,435
	Fidelity Institutional Asset Management Trust Company	FIAM Small Cap Core Class	1,696,272	units	392,754,889
	Vanguard	500 Index Trust	9,292,964	units	2,621,359,409
	Vanguard	Vanguard Target Retire 2030 Trust	7,990,558	units	1,016,558,829
	Vanguard	Vanguard Target Retire 2035 Trust	8,622,522	units	1,129,032,995
	Vanguard	Vanguard Target Retire 2040 Trust	7,357,346	units	990,666,621
	Vanguard	Vanguard Target Retire 2045 Trust	6,574,915	units	909,507,968
	Vanguard	Vanguard Target Retire 2050 Trust	6,063,743	units	859,171,795
	Vanguard	Vanguard Target Retire 2055 Trust	4,746,240	units	672,684,663
	Vanguard	Vanguard Target Retire 2060 Trust	2,456,778	units	348,297,392
	Vanguard	Vanguard Target Retire 2065 Trust	1,101,823	units	156,150,292
	Vanguard	Vanguard Target Retire 2070 Trust	310,440	units	52,166,405
	Vanguard	Vanguard Inst. Total Int. Stock Market Index Trust	1,480,519	units	252,073,091
	Vanguard	Vanguard Inst. Extended Market Index Trust	910,895	units	170,947,699
	Vanguard	Vanguard Inst. Total Bond Market Index Trust	1,539,481	units	162,846,332
	Vanguard	Vanguard Target Retire Inc & Growth Trust	6,398,843	units	727,164,506
	Wellington Trust Company	CIF II Core Bond Plus Series 4	38,999,973	units	356,849,750
	Jennison Associates	Harbor Capital Appreciation Trust	137,512,631	units	2,814,883,565
	Empower Annuity Insurance Company	Capital Group Europacific Growth SA	47,386,442	units	675,099,909
	Self Directed Brokerage Window	Self Directed Brokerage Window	—		390,391,341
					17,539,922,974

	Goldman Sachs	Dwight Stable Value Fund:
	Morgan Stanley	Institutional Liquidity Funds			29,448,036
	Goldman Sachs	2025 Term			4,854,284
	Goldman Sachs	2026 Term			70,630,762
	Goldman Sachs	2027 Term			76,850,411
	Goldman Sachs	2028 Term			76,789,019
	Goldman Sachs	2029 Term			69,608,771
	Goldman Sachs	Intermediate Core			255,734,332
	Prudential	Core Conservative Int. Bond			154,537,652
	Loomis Sayles	Intermediate Gov/Credit			144,033,497
	Voya	Wellington Intermediate Core			143,075,644
		Total Stable Value Fund Assets, at fair value	1,057,629,854	units	1,025,562,407

		Fair value to contract value adjustment		32,067,447
		Total Stable Value Fund Assets, at contract value		1,057,629,854

*	Notes Receivable from Participants	Notes Receivable from Participants with interest rates ranging from 3.25% to 9.50%	—	209,714,984
				$18,807,267,812
	* Indicates party-in-interest to the Plan.
	Column (d) cost information has been excluded as investments are participant-directed.